ABRDN FUNDS

abrdn Global Absolute Return Strategies Fund

(the “Fund”)

Supplement dated January 6, 2023 to the Fund’s Summary Prospectus,

Statutory Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”),

each dated February 28, 2022, as supplemented to date

Effective immediately, all references to Katy Forbes in the Summary Prospectus, Prospectus and SAI are deleted.

Please retain this supplement for future reference.